DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

Delaware Limited-Term Diversified Income Fund (the "Fund")

Supplement to the Fund's Statutory Prospectus dated April 29, 2016

Effective as of the date of this supplement, the following replaces the information in the prospectus section entitled "Fund summary – Who manages the Fund? – Investment manager":

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Roger A. Early, CPA, CFA	Executive Director, Head of Fixed Income Investments, Executive Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy	May 2007
Paul Grillo, CFA	Senior Vice President, Co-Chief Investment Officer – Total Return Fixed Income Strategy	February 1999
Brian C. McDonnell, CFA	Senior Vice President, Senior Portfolio Manager, Senior Structured Products Analyst, Trader	April 2012
Adam H. Brown, CFA	Senior Vice President, Senior Portfolio Manager	October 2013
Christopher M. Testa, CFA	Senior Vice President, Senior Portfolio Manager	June 2014
John P. McCarthy, CFA	Senior Vice President, Senior Portfolio Manager, Co-Head of Credit Research	July 2016

Effective as of the date of this supplement, the following replaces the biographical information in the prospectus section entitled "Who manages the Fund – Portfolio managers."

Portfolio managers

Roger A. Early, Paul Grillo, Brian C. McDonnell, Adam H. Brown, Christopher M. Testa and John P. McCarthy have day-to-day responsibilities for making investment decisions for the Fund.

Roger A. Early, CPA, CFA, Executive Director, Head of Fixed Income Investments, Executive Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy
 Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm's taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. He became head of fixed income investments in February 2015. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and was the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor's degree in economics from The Wharton School of the University of Pennsylvania and an

MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Paul Grillo, CFA, Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy
Paul Grillo is a member of the firm's taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is also a member of the firm's asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He joined Delaware Investments in 1992 as a mortgage-backed and asset-backed securities analyst, assuming portfolio management responsibilities in the mid-1990s. Grillo serves as lead portfolio manager for the firm's Diversified Income products and has been influential in the growth and distribution of the firm's multisector strategies. Prior to joining Delaware Investments, Grillo was a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor's degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Brian C. McDonnell, CFA, Senior Vice President, Senior Portfolio Manager, Senior Structured Products Analyst, Trader
 Brian C. McDonnell is a member of the firm's taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He also serves as lead analyst for residential mortgage-backed securities. He joined Delaware Investments in March 2007 as a vice president and senior structured products analyst/trader, assuming portfolio management responsibilities in 2009. Prior to joining Delaware Investments, he was a managing director and head of fixed income trading at Sovereign Securities, where he was responsible for risk management and hedging of the firm's holdings. Earlier in his career, he spent more than 10 years in various fixed income capacities with Prudential Securities in New York. McDonnell has a bachelor's degree in finance from Boston College, and he is a member of the CFA Society of Philadelphia.

Adam H. Brown, CFA, Senior Vice President, Senior Portfolio Manager
 Adam H. Brown is a senior portfolio manager on the firm's taxable fixed income team. He manages the bank loan portfolios and is a co-portfolio manager for the high yield, fixed rate multisector, and core plus strategies. Brown joined Delaware Investments in April 2011 as part of the firm's integration of Macquarie Four Corners Capital Management, where he worked since 2002. At Four Corners, he was a co-portfolio manager on four collateralized loan obligations (CLOs) and a senior research analyst supporting noninvestment grade portfolios. Before that, Brown was with the predecessor of Wells Fargo Securities, where he worked in the leveraged finance group arranging senior secured bank loans and high yield bond financings for financial sponsors and corporate issuers. He earned a bachelor's degree in accounting from the University of Florida and an MBA from the A.B. Freeman School of Business at Tulane University.

Christopher M. Testa, CFA, Senior Vice President, Senior Portfolio Manager
 Christopher M. Testa joined Delaware Investments in January 2014 as a senior portfolio manager in the firm's corporate credit portfolio management group. He primarily manages high yield assets. Prior to joining the firm, Testa worked as a portfolio manager who focused on high yield credit at S. Goldman Asset Management from 2009 to 2012 and Princeton Advisory Group from 2012 to 2013. Previously, he served as head of U.S. credit at Drake Management, and prior to that he was head of credit research and a high yield portfolio manager at Goldman Sachs Asset Management. Testa has more than 20 years of experience analyzing and investing in high yield and distressed credit. He earned his bachelor's degree in economics, with a minor in government, from Hamilton College, and an MBA in finance with a concentration in investments from The Wharton School of the University of Pennsylvania.

John P. McCarthy, CFA, Senior Vice President, Senior Portfolio Manager, Co-Head of Credit Research
John P. McCarthy is a senior portfolio manager and co-head of credit research on the firm's taxable fixed income team. He rejoined Delaware Investments in March 2007 after he worked in the firm's fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader.  He most recently served as a senior high yield analyst/trader at Chartwell

Investment Partners. McCarthy earned a bachelor's degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of Fund shares.

Delaware Management Company (Manager) is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

Please keep this Supplement for future reference.

This Supplement is dated July 27, 2016.